UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lana Ostrovsky
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

      /s/ Lana Ostrovsky     Greenwich, CT     November 14, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $1,101,402,387 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                   COM             00817Y108 35302635   650500 SH       SOLE                   650500
ALEXION PHARMACEUTICALS INC     COM             015351109 84693697  1299980 SH       SOLE                  1299980
ANTIGENICS INC DEL              COM             037032109   905660   382135 SH       SOLE                   382135
APPLERA CORP                    COM CELERA GRP  038020202  4921000   350000 SH       SOLE                   350000
ARTHROCARE CORP                 COM             043136100 13151085   235303 SH       SOLE                   235303
BARR PHARMACEUTICALS INC        COM             068306109 21420412   376391 SH       SOLE                   376391
BIOGEN IDEC INC                 COM             09062X103  3187952    48062 SH       SOLE                    48062
CEPHALON INC                    COM             156708109 24145234   330485 SH       SOLE                   330485
ELAN PLC                        ADR             284131208122477711  5821184 SH       SOLE                  5821184
GILEAD SCIENCES INC             COM             375558103 33815266   827386 SH       SOLE                   827386
GTX INC DEL                     COM             40052B108 40788807  2505455 SH       SOLE                  2505455
HLTH CORPORATION                COM             40422Y101 98055394  6919929 SH       SOLE                  6919929
HOLOGIC INC                     COM             436440101  6100000   100000 SH       SOLE                   100000
MANNKIND CORP                   COM             56400P201  7205510   823375 SH       SOLE                   823375
MEDTRONIC INC                   COM             585055106 53589500   950000 SH       SOLE                   950000
NUVASIVE INC                    COM             670704105  8982500   250000 SH       SOLE                   250000
ONYX PHARMACEUTICALS INC        COM             683399109 28213320   648284 SH       SOLE                   648284
QUIDEL CORP                     COM             74838J101 53457226  2732987 SH       SOLE                  2732987
REGENERON PHARMACEUTICALS       COM             75886F107 27487614  1544248 SH       SOLE                  1544248
SCHERING PLOUGH CORP            COM             806605101 18978000   600000 SH       SOLE                   600000
SHIRE PLC                       SPONSORED ADR   82481R106  7398000   100000 SH       SOLE                   100000
ST JUDE MED INC                 COM             790849103 34547971   783934 SH       SOLE                   783934
TENET HEALTHCARE CORP           COM             88033G100   504000   150000 SH       SOLE                   150000
THIRD WAVE TECHNOLOGIES INC     COM             88428W108  7604394   881158 SH       SOLE                   881158
TRANSITION THERAPEUTICS INC     COM NEW         893716209 20013353  1465250 SH       SOLE                  1465250
VCA ANTECH INC                  COM             918194101 17118711   410029 SH       SOLE                   410029
VENTANA MED SYS INC             COM             92276H106233912054  2722757 SH       SOLE                  2722757
WEBMD HEALTH CORP               CL A            94770V102 11097092   212996 SH       SOLE                   212996
WYETH                           COM             983024100 82328289  2118400 SH       SOLE                  2118400